UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH 31, 2007, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2007.

Report for the Calendar Year or Quarter Ended: MARCH 31, 2007

Check here if Amendment           [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   NOVEMBER 13, 2007

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _9_

Form 13F Information Table Value Total:  $174467


List of Other Included Managers:  None

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
Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

HARLAND JOHN H CO	COM	412693103	27613	539000	SH	         DEFINED	       539000	 0	0
SWIFT TRANSN CO	        COM	870756103	2181	70000	SH	         DEFINED	       70000	 0	0
TALX CORP	        COM	874918105	8282	250000	SH	         DEFINED	       250000	 0	0
SERVICEMASTER CO	COM	81760N109	8321	540700	SH	         DEFINED	       540700	 0	0
BANK NEW YORK INC	COM	064057102	1581	39000	SH	         DEFINED	       39000	 0	0
BIOMET INC	        COM	090613100	55449	1305000	SH	         DEFINED	       1305000	 0	0
CATALINA MARKETING CORP	COM	148867104	16229	513893	SH	         DEFINED	       513893	 0	0
CLAIRES STORES INC	COM	179584107	36549	1137900	SH	         DEFINED	       1137900	 0	0
NOVELIS INC	        COM	67000X106	18262	414000	SH	         DEFINED	       414000	 0	0






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